Environmental and other provisions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
Disclosure of detailed information about changes in provisions [Table Text Block]
	Decommis-sioning, restoration and similar liabilities	Deferred share units (note 23a)	Restricted share units[1] (note 23a)	Performan-ce share units (note 23a)	Other[2]	Total
Balance, January 1, 2021	$343,132	$8,719	$10,449	$2,030	$1,144	$365,474
Net additional provisions made	172,023	1,233	5,523	2,993	9,182	190,954
Disbursements	(21,663)	(2,053)	(6,143)	-	(5)	(29,864)
Unwinding of discount (note 5g)	4,988	-	-	-	-	4,988
Effect of change in estimate to inflation rates[3]	(23,173)	-	-	-	-	(23,173)
Effect of change in discount rate	(9,982)	-	-	-	-	(9,982)
Effect of foreign exchange	2,475	(18)	316	(10)	(1)	2,762
Effect of change in share price	-	226	744	389	-	1,359
Balance, December 31, 2021	$467,800	$8,107	$10,889	$5,402	$10,320	$502,518
	Decommis-sioning, restoration and similar liabilities	Deferred share units (note 23a)	Restricted share units[1] (note 23a)	Performan-ce share units (note 23a)	Other	Total
Balance, January 1, 2020	$302,116	$3,876	$5,477	$-	$2,956	$314,425
Net additional provisions made	5,868	1,628	3,642	1,257	15	12,410
Disbursements	(18,737)	(497)	(2,646)	-	(1,824)	(23,704)
Unwinding of discount (note 5g)	3,543	-	-	-	-	3,543
Effect of change in discount rate	43,180	-	-	-	-	43,180
Effect of foreign exchange	7,162	191	116	43	(3)	7,509
Effect of change in share price	-	3,521	3,860	730	-	8,111
Balance, December 31, 2020	$343,132	$8,719	$10,449	$2,030	$1,144	$365,474

Disclosure of detailed information about provisions [Table Text Block]
December 31, 2021	Decommis-sioning, restoration and similar liabilities	Deferred share units (note 23a)	Restricted share units[1] (note 23a)	Performan-ce share units (note 23a)	Other	Total
Current (note 13)	$16,759	$8,107	$5,061	$4,622	$6,468	$41,017
Non-current	451,041	-	5,828	780	3,852	461,501
	$467,800	$8,107	$10,889	$5,402	$10,320	$502,518
December 31, 2020	Decommis-sioning, restoration and similar liabilities	Deferred share units (note 23a)	Restricted share units[1] (note 23a)	Performan-ce share units (note 23a)	Other	Total
Current (note 13)	$20,308	$8,719	$4,648	$-	$-	$33,675
Non-current	322,824	-	5,801	2,030	1,144	331,799
	$343,132	$8,719	$10,449	$2,030	$1,144	$365,474